Loans and Allowance for Credit Losses - Activity in Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 7,925	$ 7,839	$ 7,404
Provision for credit losses	2,186	2,238	2,275
Allowance for acquired credit losses			127
Loans charged-off	2,693	2,613	2,291
Less recoveries of loans charged-off	(529)	(461)	(386)
Net loan charge-offs (recoveries)	2,164	2,152	1,905
Balance at end of period	7,947	7,925	7,839
Add
Provision for credit losses	2,186	2,238	2,275
Allowance for acquired credit losses			127
Deduct
Loans charged-off	2,693	2,613	2,291
Less recoveries of loans charged-off	(529)	(461)	(386)
Net loan charge-offs (recoveries)	2,164	2,152	1,905
Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		(62)
Balance at end of period			(62)
Commercial | Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	2,175	2,119	2,163
Provision for credit losses	686	608	270
Allowance for acquired credit losses			0
Loans charged-off	670	652	389
Less recoveries of loans charged-off	(120)	(100)	(75)
Net loan charge-offs (recoveries)	550	552	314
Balance at end of period	2,311	2,175	2,119
Add
Provision for credit losses	686	608	270
Allowance for acquired credit losses			0
Deduct
Loans charged-off	670	652	389
Less recoveries of loans charged-off	(120)	(100)	(75)
Net loan charge-offs (recoveries)	550	552	314
Commercial | Commercial | Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		0
Balance at end of period			0
Commercial | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	1,508	1,620	1,325
Provision for credit losses	(67)	53	431
Allowance for acquired credit losses			127
Loans charged-off	210	229	281
Less recoveries of loans charged-off	(57)	(64)	(18)
Net loan charge-offs (recoveries)	153	165	263
Balance at end of period	1,288	1,508	1,620
Add
Provision for credit losses	(67)	53	431
Allowance for acquired credit losses			127
Deduct
Loans charged-off	210	229	281
Less recoveries of loans charged-off	(57)	(64)	(18)
Net loan charge-offs (recoveries)	153	165	263
Commercial | Commercial real estate | Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		0
Balance at end of period			0
Consumer | Residential mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	783	827	926
Provision for credit losses	(40)	(53)	41
Allowance for acquired credit losses			0
Loans charged-off	15	13	129
Less recoveries of loans charged-off	(19)	(22)	(20)
Net loan charge-offs (recoveries)	(4)	(9)	109
Balance at end of period	747	783	827
Add
Provision for credit losses	(40)	(53)	41
Allowance for acquired credit losses			0
Deduct
Loans charged-off	15	13	129
Less recoveries of loans charged-off	(19)	(22)	(20)
Net loan charge-offs (recoveries)	(4)	(9)	109
Consumer | Residential mortgages | Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		(31)
Balance at end of period			(31)
Consumer | Credit card
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	2,640	2,403	2,020
Provision for credit losses	1,352	1,464	1,259
Allowance for acquired credit losses			0
Loans charged-off	1,461	1,406	1,014
Less recoveries of loans charged-off	(238)	(179)	(165)
Net loan charge-offs (recoveries)	1,223	1,227	849
Balance at end of period	2,769	2,640	2,403
Add
Provision for credit losses	1,352	1,464	1,259
Allowance for acquired credit losses			0
Deduct
Loans charged-off	1,461	1,406	1,014
Less recoveries of loans charged-off	(238)	(179)	(165)
Net loan charge-offs (recoveries)	1,223	1,227	849
Consumer | Credit card | Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		(27)
Balance at end of period			(27)
Consumer | Other retail
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	819	870	970
Provision for credit losses	255	166	274
Allowance for acquired credit losses			0
Loans charged-off	337	313	478
Less recoveries of loans charged-off	(95)	(96)	(108)
Net loan charge-offs (recoveries)	242	217	370
Balance at end of period	832	819	870
Add
Provision for credit losses	255	166	274
Allowance for acquired credit losses			0
Deduct
Loans charged-off	337	313	478
Less recoveries of loans charged-off	(95)	(96)	(108)
Net loan charge-offs (recoveries)	$ 242	217	370
Consumer | Other retail | Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		$ (4)
Balance at end of period			$ (4)